Segments of Operations - Assets by segment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Total assets	$ 38,120	$ 34,362	$ 30,828
Annuity
Segment Reporting Information [Line Items]
Total assets	37,392	33,607	30,055
Run-off Life
Segment Reporting Information [Line Items]
Total assets	$ 728	$ 755	$ 773